TRANSACTIONS WITH RELATED PARTIES (Balances with Related Parties) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Current asset	$ 54		$ 818
Current liability	(112)		(165)
KMN Capital (USA) Inc. [Member]
Related Party Transaction [Line Items]
Current asset			94
TAT Industries [Member]
Related Party Transaction [Line Items]
Current asset	54	[1]	724	[1]
Bental Non Controlling Interest [Member]
Related Party Transaction [Line Items]
Current liability	(60)		(85)
First Aviation Services, Inc. [Member]
Related Party Transaction [Line Items]
Current liability	(29)		(80)
Isal Amlat Investment (1993) Ltd. [Member]
Related Party Transaction [Line Items]
Current liability	$ (23)

[1]	Results from certain expenses incurred by TAT Industries and borne by the Company. The debt bears interest at the rate equal to the interest rate agreed between TAT Industries and its lending banks.